1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Inventory) - USD ($)	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Inventory Disclosure [Abstract]
Raw material	$ 572,318	$ 520,490	$ 485,266
Work-in-progress	317,294	383,889	388,503
Finished goods	208,279	229,072	199,487
Total inventories	$ 1,097,891	$ 1,133,451	$ 1,073,256